Investment in Direct Financing Leases	12 Months Ended
Mar. 31, 2019
Leases [Abstract]
Investment in Direct Financing Leases

7. Investment in Direct Financing Leases

Investment in direct financing leases at March 31, 2018 and 2019 consists of the following:

	Millions of yen
	2018	2019
Total Minimum lease payments to be received	¥1,358,322	¥1,312,418
Less: Estimated executory costs	(57,959)	(60,787)
Minimum lease payments receivable	1,300,363	1,251,631
Estimated residual value	37,216	37,655
Initial direct costs	6,489	6,337
Unearned lease income	(149,180)	(139,991)

	¥1,194,888	¥1,155,632

Minimum lease payments receivable are due in periodic installments through fiscal 2039. At March 31, 2019, the amounts due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2020	¥457,752
2021	304,985
2022	207,918
2023	123,066
2024	69,670
Thereafter	88,240

Total	¥1,251,631

Included in finance revenues in the consolidated statements of income are direct financing leases revenues of ¥56,349 million, ¥59,900 million and ¥58,246 million for fiscal 2017, 2018 and 2019, respectively.

Gains and losses from the disposition of direct financing lease assets, which were included in finance revenues, were not material for fiscal 2017, 2018 and 2019.